SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, equipment and software, net (Details)	12 Months Ended
Dec. 31, 2019
Computer and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	P3Y
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	P5Y
Office building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	P20Y
License
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	P20Y
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	P5Y